S000004000 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Target Date To 2030 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.97%	6.50%	7.83%
Russell 3000 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.46%	5.41%	5.69%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	[2]	8.59%	5.56%	5.83%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[3]	8.70%	5.67%	5.92%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent		8.60%	5.56%	5.83%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		2.13%	4.06%	4.94%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.24%	2.08%	3.45%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.32%	2.38%	3.34%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		6.51%	4.50%	4.94%
Class R
Prospectus [Line Items]
Average Annual Return, Percent		7.94%	4.89%	5.23%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	[4]	8.19%	5.14%	5.42%

[1]	Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R4 shares).
[2]
Performance for class R5 shares prior to their inception (1/4/21) is derived from the historical performance of class R6 shares, adjusted for the higher investor servicing fees applicable to class R5 shares (relative to the comparable fees applicable to R6 shares prior to the inception of class R5 shares).

[3]
Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R6 shares); had it been adjusted, returns would have been higher.

[4]	Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b-1 fees and investor servicing fees applicable to class R3 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R3 shares).